Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	81,450,326	86,397,588
Issuance of shares	8,008,750
Balance, end of year		81,450,326
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	81,450,326	86,397,588
Repurchase and cancellation of own shares	(1,542,155)	(6,409,446)
Issuance of shares	11,960,000
Stock options exercised	1,529,814	1,462,184
Balance, end of year	93,397,985	81,450,326